UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                         Maxim Federated Bond Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Federated Bond Portfolio

A mixed interest rate environment provided a challenging backdrop for the investment grade bond market in 2004. While a tightening trend from the Federal Reserve caused short term interest rates to rise steadily throughout the year, longer maturity rates rose in the first six months before declining in the second half of the year. The yield on the 10-year Treasury Note, after peaking at 4.87 percent in June, finished the year at 4.22, within 3 basis points of where it began. For the second year in a row, spread product performed very well. Both the Corporate and Mortgage Backed Securities (MBS) sectors significantly outperformed the Treasury sector. Against this backdrop, the total return of Maxim Federated Bond Fund fell short of the Lehman Aggregate Bond Index. Factors detracting from relative performance included a duration position which was too defensive on average in periods of declining interest rates and a less than Index exposure to the MBS sector. On the positive side, the portfolio was helped by an overweight to the Credit sector and a yield curve structure which was biased toward a flattening yield curve.



                   Maxim Federated Bond        Lehman Aggregate
                         Portfolio                Bond Index

    5/21/2003            10,000.00                10,000.00
   12/31/2003            9,980.00                 10,017.60
   12/31/2004            10,317.32                10,452.26


Maxim Federated Bond Portfolio
Total Return -

One Year:                  3.38%
Since Inception:           1.89%



Portfolio Inception:       5/21/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Federated Bond Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Federated Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year ended December 31, 2004 and for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year ended December 31, 2004 and for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Deloitte & Touche LLP


February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Year Ended
December 31, 2004 and the Period from May
21, 2003 (inception) to December 31, 2003

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $            110,417,977
      Cash                                                                                                           11,709
      Interest receivable                                                                                           750,842
      Subscriptions receivable                                                                                      260,584
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              111,441,112
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                      65,579
      Redemptions payable                                                                                           909,115
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                             974,694
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            110,466,418
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              1,117,906
      Additional paid-in capital                                                                                110,976,926
      Net unrealized appreciation on investments                                                                     28,605
      Undistributed net investment income                                                                             7,899
      Accumulated net realized loss on investments                                                               (1,664,918)
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            110,466,418
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                   9.88
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                150,000,000
      Outstanding                                                                                                11,179,062

(1)  Cost of investments in securities:                                                            $            110,389,372

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                    $              4,126,454
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                              796,034
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            3,330,420
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                                          (1,180,941)
      Change in net unrealized appreciation on investments                                                         797,076
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized loss on investments                                                             (383,865)
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $              2,946,555
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2004 AND PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                           2004                 2003
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                         $       3,330,420    $       1,380,301
      Net realized loss on investments                                                     (1,180,941)            (483,977)
      Change in net unrealized appreciation (depreciation) on investments                     797,076             (768,471)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Net increase in net assets resulting from operations                                  2,946,555              127,853
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                           (3,322,521)          (1,478,912)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                    64,603,903          147,311,436
      Reinvestment of distributions                                                         3,322,521            1,478,912
      Redemptions of shares                                                               (82,521,112)         (22,002,217)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Net increase (decrease) in net assets resulting from share transactions             (14,594,688)         126,788,131
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Total increase (decrease) in net assets                                             (14,970,654)         125,437,072

NET ASSETS:
      Beginning of period                                                                 125,437,072                    0
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      End of period  (1)                                                            $     110,466,418    $     125,437,072
                                                                                      ================     ================
                                                                                      ================     ================
                                                                                                    0                    0
OTHER INFORMATION:

SHARES:
      Sold                                                                                  6,531,519           14,825,324
      Issued in reinvestment of distributions                                                 337,522              149,898
      Redeemed                                                                             (8,428,033)          (2,237,168)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Net increase (decrease)                                                              (1,558,992)          12,738,054
                                                                                      ================     ================
                                                                                      ================     ================

(1) Including undistributed net investment income                                   $           7,899    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                               Year Ended December 31, Period Ended December 31,
                                                                               ---------------------------------------------
                                                                               --------------------    -----------------
                                                                                      2004                  2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, Beginning of Period                                         $                9.85   $            10.00

Income from Investment Operations

Net investment income                                                                         0.30                 0.13
Net realized and unrealized gain (loss)                                                       0.03                (0.15)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income (Loss) From Investment Operations                                                0.33                (0.02)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                   (0.30)               (0.13)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $                9.88   $             9.85
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                 3.38%               (0.20%) o

Net Assets, End of Period ($000)                                             $             110,466   $          125,437

Ratio of Expenses to Average Net Assets                                                      0.70%                0.70%  *

Ratio of Net Investment Income to Average Net Assets                                         2.93%                2.21%  *

Portfolio Turnover Rate                                                                     65.55%               33.24%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 * Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $13,895,699 and $16,277,488 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $49,477,756 and $69,670,593 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $110,489,569. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $654,280 and gross depreciation of securities in which there was an excess of tax cost over value of $725,872, resulting in net depreciation of $71,592.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were from ordinary income in the amount of $3,322,521 and $1,478,912, respectively.

       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                        7,899
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                             7,899
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized depreciation on investments                                                        (71,592)
      Capital loss carryforwards                                                                     (1,564,721)
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                          (1,628,414)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $368,442 and $1,196,279, expiring in the years 2011 and 2012, respectively.


Maxim Series Fund, Inc.

Maxim Federated Bond Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE --- 0.43%
    438,000 Raytheon Co                                                  471,860
            Notes
            6.750% August 15, 2007
                                                                        $471,860
AGENCY --- 31.36%
  1,273,167 Fannie Mae                                                 1,318,245
            6.000% August 1, 2032
  1,316,138 Fannie Mae                                                 1,338,463
            5.000% February 1, 2018
  2,442,492 Fannie Mae                                                 2,481,771
            5.500% July 1, 2033
  3,147,387 Fannie Mae                                                 3,200,772
            5.000% February 1, 2018
  1,401,695 Fannie Mae                                                 1,472,392
            6.500% January 1, 2031
  3,887,095 Fannie Mae                                                 3,883,474
            4.500% June 1, 2018
  1,890,463 Fannie Mae                                                 1,921,948
            5.000% May 1, 2019
  2,000,000 Federal Farm Credit **                                     1,972,156
            2.375% October 2, 2006
    646,345 Freddie Mac                                                  667,977
            6.000% November 1, 2033
  4,704,822 Freddie Mac                                                4,675,269
            5.000% March 1, 2034
  1,899,003 Freddie Mac                                                1,930,937
            5.500% October 1, 2033
  4,146,798 Freddie Mac                                                4,288,333
            5.500% February 1, 2018
  3,000,000 Freddie Mac **                                             2,982,957
            3.500% April 1, 2008
  2,401,252 Ginnie Mae                                                 2,491,630
            6.000% February 15, 2032
                                                                     $34,626,324
AUTOMOBILES --- 1.14%
    500,000 DaimlerChrysler NA Holding Corp                              542,308
            Global Notes
            6.500% November 15, 2013
    500,000 DaimlerChrysler NA Holding Corp ++                           505,501
            Notes
            3.210% August 8, 2006
    200,000 General Motors Corp                                          204,666
            Senior Unsecured Notes
            7.125% July 15, 2013
                                                                      $1,252,475

BANKS --- 1.85%
    200,000 BB&T Corp                                                    203,868
            Subordinated Notes
            5.200% December 23, 2015
  1,000,000 PNC Funding Corp                                           1,138,802
            Unsecured Subordinated Bonds
            7.500% November 1, 2009
    700,000 Wachovia Bank NA                                             695,611
            Subordinated Notes
            4.800% November 1, 2014
                                                                      $2,038,281
BROADCAST/MEDIA --- 0.69%
    750,000 Clear Channel Communications Inc                             761,587
            Senior Unsecured Notes
            4.625% January 15, 2008
                                                                        $761,587
CANADIAN - PROVINCIAL --- 2.96%
  2,000,000 Hydro-Quebec                                               2,229,838
            Notes
            6.300% May 11, 2011
  1,000,000 Province of Quebec                                         1,029,534
            Notes
            5.500% April 11, 2006
                                                                      $3,259,372
COLLATERALIZED BOND OBLIGATION --- 1.56%
  1,710,147 Wells Fargo Mortgage Backed Securities Trust               1,724,042
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,724,042
COMMERCIAL MORTGAGED BACKED --- 0.79%
    891,062 Morgan Stanley Capital I                                     872,096
            Series 2004-T13 Class A1
            2.850% September 13, 2045
                                                                        $872,096
COMPUTER HARDWARE & SYSTEMS --- 0.97%
  1,000,000 International Business Machines Corp                       1,069,487
            Notes
            6.450% August 1, 2007
                                                                      $1,069,487
COMPUTER SOFTWARE & SERVICES --- 1.05%
  1,000,000 Computer Sciences Corp                                     1,163,839
            Notes
            7.375% June 15, 2011
                                                                      $1,163,839
ELECTRIC COMPANIES --- 0.94%
  1,000,000 Pacific Gas & Electric Co                                  1,038,616
            1st Mortgage
            6.050% March 1, 2034
                                                                      $1,038,616
FINANCIAL SERVICES --- 6.71%
  1,000,000 Boeing Capital Corp                                        1,120,481
            Notes
            6.500% February 15, 2012
    500,000 CIT Group Inc ++                                             501,094
            Senior Notes
            2.730% June 19, 2006

  1,000,000 Citigroup Inc                                              1,031,934
            Senior Notes
            6.750% December 1, 2005
    750,000 Ford Motor Credit Co                                         808,313
            Global Notes
            7.375% February 1, 2011
    600,000 General Electric Capital Corp                                590,489
            Notes
            3.750% December 15, 2009
    750,000 General Motors Acceptance Corp                               768,887
            Notes
            6.125% September 15, 2006
  1,000,000 Household Finance Corp                                     1,043,858
            Notes
            5.750% January 30, 2007
    500,000 SLM Corp ++                                                  501,331
            Notes
            2.690% September 15, 2006
  1,000,000 USA Education Inc                                          1,042,853
            Notes
            5.625% April 10, 2007
                                                                      $7,409,240
FOREIGN GOVERNMENTS --- 0.39%
    400,000 Government of Mexico                                         432,000
            Notes
            7.500% April 8, 2033
                                                                        $432,000
GOLD, METALS & MINING --- 1.39%
  1,000,000 BHP Finance USA Ltd                                        1,013,139
            Notes
            4.800% April 15, 2013
    500,000 Inco Ltd                                                     520,800
            Bonds
            5.700% October 15, 2015
                                                                      $1,533,939
HEALTH CARE RELATED --- 0.66%
    740,000 UnitedHealth Group Inc                                       728,588
            Senior Unsecured Notes
            3.300% January 30, 2008
                                                                        $728,588
INSURANCE RELATED --- 1.19%
  1,000,000 AXA                                                        1,313,330
            Unsecured Notes
            8.600% December 15, 2030
                                                                      $1,313,330
INVESTMENT BANK/BROKERAGE FIRM --- 1.38%
    500,000 Goldman Sachs Group Inc ++                                   500,912
            Notes
            2.259% April 20, 2006
  1,000,000 Morgan Stanley                                             1,021,825
            Notes
            7.750% June 15, 2005
                                                                      $1,522,737

LEISURE & ENTERTAINMENT --- 0.82%
    750,000 AOL Time Warner Inc                                          907,321
            Company Guaranteed Bonds
            7.625% April 15, 2031
                                                                        $907,321
OIL & GAS --- 0.63%
    400,000 Canadian Natural Resources Ltd                               399,754
            Bonds
            5.850% February 1, 2035
    300,000 Consolidated Natural Gas Co                                  300,288
            Senior Notes
            5.000% December 1, 2014
                                                                        $700,042
OTHER ASSET-BACKED --- 0.63%
    701,429 First Franklin Mortgage Loan
                  Asset Backed Certificates ++                           700,294
            Series 2003-FF5 Class A3
            2.767% March 25, 2034
                                                                        $700,294
PAPER & FOREST PRODUCTS --- 0.37%
    400,000 International Paper Co                                       413,205
            Notes
            5.500% January 15, 2014
                                                                        $413,205
POLLUTION CONTROL --- 0.76%
    750,000 Republic Services Inc                                        842,453
            Senior Unsecured Notes
            6.750% August 15, 2011
                                                                        $842,453
PRINTING & PUBLISHING --- 0.88%
    750,000 News America Holdings Inc                                    966,540
            Senior Debentures
            9.250% February 1, 2013
                                                                        $966,540
RAILROADS --- 0.90%
  1,000,000 Union Pacific Corp                                           991,103
            Senior Notes
            4.875% January 15, 2015
                                                                        $991,103
REAL ESTATE --- 1.65%
  1,000,000 Duke Realty LP REIT ++                                       999,441
            Notes
            2.781% December 22, 2006
    750,000 EOP Operating LP                                             827,750
            Unsecured Notes
            7.750% November 15, 2007
                                                                      $1,827,191
RETAIL --- 1.69%
  1,000,000 CVS Corp                                                   1,025,392
            Unsecured Notes
            5.625% March 15, 2006
    750,000 Kroger Co                                                    840,079
            Senior Unsecured Notes
            7.250% June 1, 2009
                                                                      $1,865,471

TELEPHONE & TELECOMMUNICATIONS --- 2.95%
    750,000 AT&T Wireless Services Inc                                   784,604
            Senior Notes
            7.350% March 1, 2006
    350,000 BellSouth Corp                                               356,728
            Bonds
            5.200% September 15, 2014
    540,000 SBC Communications Inc                                       545,019
            Notes
            5.100% September 15, 2014
    320,000 Sprint Capital Corp                                          426,339
            Company Guaranteed Bonds
            8.750% March 15, 2032
  1,000,000 Verizon Global Funding Corp                                1,145,687
            Senior Unsecured Notes
            7.250% December 1, 2010
                                                                      $3,258,377
U.S. GOVERNMENTS --- 12.95%
  4,000,000 United States of America                                   4,168,436
            4.750% May 15, 2014
  2,810,000 United States of America                                   3,359,597
            6.250% May 15, 2030
  2,150,000 United States of America                                   2,517,095
            6.250% August 15, 2023
  3,400,000 United States of America                                   4,255,845
            7.250% May 15, 2016
                                                                     $14,300,973
UTILITIES --- 0.45%
    500,000 Dominion Resources Inc ++                                    501,054
            Notes
            2.590% May 15, 2006
                                                                        $501,054

TOTAL BONDS --- 80.14%                                               $88,491,837
(Cost $88,463,232)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,600,000 Fannie Mae                                                 1,599,605
                  2.255%, January 5, 2005
  2,000,000 Fannie Mae                                                 1,997,098
                  2.306%, January 24, 2005
  3,000,000 Fannie Mae                                                 2,996,434
                  2.286%, January 20, 2005
  3,000,000 Fannie Mae                                                 2,998,115
                  2.295%, January 11, 2005
  2,500,000 Fannie Mae                                                 2,499,060
                  2.288%, January 7, 2005
  2,000,000 Fannie Mae                                                 1,996,861
                  2.295%, January 26, 2005
  5,541,000 Fannie Mae                                                 5,540,675
                  1.065%, January 3, 2005
    300,000 Federal Home Loan Bank                                       299,926
                  2.265%, January 5, 2005

  2,000,000 Freddie Mac                                                1,998,366
                  2.296%, January 14, 2005

TOTAL SHORT-TERM INVESTMENTS --- 19.86%                              $21,926,140
(Cost $21,926,140)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                       $110,417,977
(Cost $110,389,372)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security. REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
December 31, 2004

                                                                       % of Portfolio
        Moody's Rating                      Value ($)                   Investments
-------------------------------    ----------------------------    -----------------------
-------------------------------    ----------------------------    -----------------------
Aaa                                                 74,740,362                     67.69%
Aa                                                   3,250,282                      2.94%
A                                                   19,329,276                     17.51%
Baa                                                 13,098,057                     11.86%
                                   ----------------------------    -----------------------
                                   ----------------------------    -----------------------
                                                 $ 110,417,977                    100.00%
                                   ============================    =======================
                                   ============================    =======================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Federated Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value           During Period*
                                      (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,032.58             $ 3.58

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,021.62             $ 3.56

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005